SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 13,363,646	$ 29,202,958
Less: accumulated depreciation	(5,529,744)	(17,248,528)
Property, equipment and software, net	7,833,902	11,954,430
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	4,053,815	4,398,414
Electronic Equipment Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	2,222,712	3,206,231
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		155,697
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,111,450	1,197,273
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	39,738	404,852
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 5,935,931	$ 19,840,491